Employee Benefit Plans - Pretax Amounts Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss (gain)	$ (408)	$ 1,629
Amortization of actuarial gain (loss)	(164)	(50)
Current year prior service cost (credit)	(1)	1
Amortization of prior service cost	(5)	(5)
Amounts recognized in OCI	(578)	1,575
Qualified Pension Plan
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss (gain)	29	1,378
Amortization of actuarial gain (loss)	(170)	(111)
Current year prior service cost (credit)	0	0
Amortization of prior service cost	0	0
Amounts recognized in OCI	(141)	1,267
Non-U.S. Pension Plans
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss (gain)	(211)	87
Amortization of actuarial gain (loss)	(6)	(3)
Current year prior service cost (credit)	(1)	1
Amortization of prior service cost	(1)	(1)
Amounts recognized in OCI	(219)	84
Nonqualified and Other Pension Plans
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss (gain)	(86)	138
Amortization of actuarial gain (loss)	(34)	(25)
Current year prior service cost (credit)	0	0
Amortization of prior service cost	0	0
Amounts recognized in OCI	(120)	113
Postretirement Health and Life Plans
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Current year actuarial loss (gain)	(140)	26
Amortization of actuarial gain (loss)	46	89
Current year prior service cost (credit)	0	0
Amortization of prior service cost	(4)	(4)
Amounts recognized in OCI	$ (98)	$ 111